SHARE-BASED PAYMENTS - (Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended			36 Months Ended
	Jun. 04, 2015	Aug. 04, 2010	Sep. 01, 1999	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				0	0	0
Total incremental share-based compensation				$ 586	$ 2,137	$ 13,347
Intrinsic value of options exercised							$ 0
Impairment on investments				270	$ 390	$ 17
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares						286,577		626,534
Total unamortized share-based compensation				215			215
Unrecognized share-based compensation				$ 215			$ 215
Unrecognized share-based compensation, vesting period				5 months 1 day
Stock Related Award Incentive Plan of 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees	1.50%
Vesting period	4 years
Contractual term	ten
Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees		10.00%
Vesting period		4 years
Contractual term		ten
Stock Plan 1999
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees			12.00%
Return Period of Awards in case of cessation of employment and violation of certain provisions			2 years
Stock Plan 1999 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Expiration Period			15 years
Stock Plan 1999 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Expiration Period			10 years